AMANA MUTUAL FUNDS TRUST

Amana Income Fund
Amana Growth Fund
Amana Developing World Fund
(each, a "Fund")

Supplement dated April 30, 2020, to the Prospectus of Amana Mutual Funds Trust dated September 27, 2019 (the "Prospectus").

The first paragraph under the heading "Portfolio Managers" on page 5 is deleted in its entirety and replaced with the following paragraph:

Since April 2020, Mr. Monem A. Salam MBA, executive vice president and portfolio manager at Saturna Capital Corporation, has been primarily responsible for the day-to-day management of the Income Fund. From July 2018 until April 2020, and previously from 2008 to 2012, he was a deputy portfolio manager for the Fund. Since 2012, Mr. Scott F. Klimo CFA, vice president and chief investment officer at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund. Since April 2020, Mr. Bryce R. Fegley MS, CFA, CIPM, a senior investment analyst and portfolio manager at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund.

The first paragraph under the heading "Portfolio Managers" on page 8 is deleted in its entirety and replaced with the following paragraph:

Since April 2020, Mr. Scott F. Klimo CFA, vice president and chief investment officer at Saturna Capital Corporation, has been primarily responsible for the day-to-day management of the Growth Fund. From 2012 until April 2020, he was a deputy portfolio manager for the Fund. Since July 2018, and previously from 2008 to 2012, Mr. Monem A. Salam MBA, executive vice president and portfolio manager at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund. Since April 2020, Mr. Christopher E. Paul MBA, CFA, a senior investment analyst and portfolio manager at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund.

The first paragraph under the heading "Portfolio Managers" on page 11 is deleted in its entirety and replaced with the following paragraph:

Since April 2020, Mr. Monem A. Salam MBA, executive vice president and portfolio manager at Saturna Capital Corporation, has been primarily responsible for the day-to-day management of the Developing World Fund. From September 2017 until April 2020, and previously from 2009 to 2012, he was a deputy portfolio manager for the Fund. Since April 2020, Mr. Scott F. Klimo CFA, vice president and chief investment officer at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund. From 2014 until April 2020, he was portfolio manager for the Fund. Since April 2020, Mr. Levi Stewart Zurbrugg MBA, CPA, a senior investment analyst and portfolio manager at Saturna Capital Corporation, has been a deputy portfolio manager for the Fund.

The following paragraph is added as the second paragraph under the heading "Principal Risks" on page 17:

The market value of securities will fluctuate, sometimes significantly and unpredictably. The securities markets are also susceptible to data imprecision, technology malfunctions, operational errors, and similar factors that may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Changes in value may be temporary or may last for extended periods. A slow growing economy or a recessionary environment may adversely impact securities markets and prices of securities in which the Funds invest. Economies and financial markets throughout the world are becoming increasingly interconnected. Local, regional, or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, or other events could have a significant impact on the Funds and their investments. As a result, events or conditions that impact the economies or securities markets may adversely impact the Funds even if they are not invested primarily in those economies or markets.

The fifth through seventh paragraphs under the heading "Investment Adviser" on page 20 are deleted in their entirety and replaced with the following paragraphs:

Mr. Scott F. Klimo CFA®, is a vice president and chief investment officer at the adviser. Since April 2020, Mr. Klimo has been primarily responsible for the day-to-day management of the Growth Fund's portfolio. From 2012 until April 2020, he was a deputy portfolio manager of the Growth Fund. Since 2012, he has been a deputy portfolio manager of the Income Fund. Since April 2020, he has been a deputy portfolio manager of the Developing World Fund and served as portfolio manager of the Developing World Fund from 2014 to 2020.

Mr. Monem A. Salam MBA is executive vice president, a director, and a global portfolio manager for the adviser. Since April 2020, Mr. Salam has been primarily responsible for the day-to-day management of the Income and Developing World Funds' portfolios. From July 2018 until April 2020, and previously from 2008 to 2012, he was a deputy portfolio manager for the Income Fund. From 2017 until April 2020, was a deputy portfolio manager of the Developing World Fund. Since July 2018, and previously from 2008 to 2012, he has been a deputy portfolio manager for the Growth Fund. From 2012 to 2018, Mr. Salam was president and Islamic portfolio manager for Saturna Sdn. Bhd., Saturna Capital Corporation's wholly-owned Malaysian subsidiary.

Mr. Bryce R. Fegley CFA®, is a senior investment analyst and portfolio manager for the adviser. Since April 2020, Mr. Fegley has been a deputy portfolio for the Income Fund. For Saturna Capital he has worked in brokerage, investment research, and its Malaysian investment advisory subsidiary.

Mr. Christopher E. Paul MBA, CFA®, is a senior investment analyst and portfolio manager for the adviser. Since April 2020, Mr. Paul has been a deputy portfolio manager for the Growth Fund. From 2008 to 2015, Mr. Paul served as the Director of Research with Cannell Capital. Mr. Paul's experience includes research and management positions at asset management firms and investment banks, as well as finance and operations roles at technology companies.

Mr. Levi Stewart Zurbrugg MBA, CPA®, is a senior investment analyst and portfolio manager for the adviser. Since April 2020, he has been a deputy portfolio for the Developing World Fund. From 2014 to 2017, Mr. Zurbrugg served as a sector analyst for Sustainability Accounting Standards Board.

* * * * * *

YOU SHOULD RETAIN THIS SUPPLEMENT
WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

AMANA MUTUAL FUNDS TRUST

Amana Income Fund
Amana Growth Fund
Amana Developing World Fund
Amana Participation Fund
(each, a "Fund")

Supplement dated April 30, 2020, to the Statement of Additional Information of Amana Mutual Funds Trust dated September 27, 2019 (the "SAI").

The first paragraph under the sub-heading "Investment Adviser and Administrator" on page 16 is deleted in its entirety and replaced with the following paragraph:

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "adviser") for the Trust. Saturna Capital Corporation is also the Trust's transfer agent. Mrs. Jane K. Carten, president of Saturna Capital, through her ownership of 52% of its voting stock, is a control person of the adviser. Mr. Nicholas F. Kaiser, chairman of Saturna Capital, through his ownership of 41% of its voting stock, is a control person of the adviser. Mr. Kaiser is also a trustee and president of Amana Mutual Funds Trust. A discussion regarding the Trustees' approval of the continuance of the investment advisory and administration agreements are available in the Trust's semi-annual report published every January.

The first paragraph under the heading "Portfolio Managers" on page 19 is deleted in its entirety and replaced with the following paragraph:

All Saturna Capital Corporation employees, including Elizabeth W. Alm, Patrick T. Drum, Bryce R. Fegley, Scott F. Klimo, Christopher E. Paul, Monem A. Salam, Levi Stewart Zurbrugg, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Ms. Alm and Messrs. Drum, Fegley, Klimo, Paul, Salam, and Stewart Zurbrugg may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care, and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a Fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.

As of April 2020, Mr. Kaiser no longer serves as a portfolio manager to the Amana Income Fund or Amana Growth Fund. Accordingly, all references to Mr. Kaiser are stricken from both the "Portfolio Manager Fund Ownership" and "Portfolio Managers" tables on page 19. Additionally, in each table, rows for Mr. Fegley, Mr. Paul, and Mr. Stewart Zurbrugg are added, and in the "Portfolio Managers" table, a row for Ms. Alm is added, as follows:

Portfolio Manager Fund Ownership (as of May 31, 2019)
Dollar range of equity securities in Amana Mutual Funds Trust owned beneficially by Portfolio Managers
Bryce R. Fegley¹	Amana Growth Fund Institutional Shares: $10,001 – $50,000 Amana Developing World Fund Institutional Shares: $1 – $10,000
Christopher E. Paul¹	None
Levi Stewart Zurbrugg¹	Amana Income Fund Institutional Shares: $1 – $10,000 Amana Growth Fund Institutional Shares: $1 – $10,000 Amana Developing World Fund Institutional Shares: $1 – $10,000

¹As of March 31, 2020

Portfolio Managers (as of May 31, 2019)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm²	Sextant Bond Income Fund ($12,564,997)¹,² Idaho Tax-Exempt Fund ($14,055,671)²	None	None	None
Bryce R. Fegley²	Sextant Global High Income Fund ($7,792,646)¹,² Sextant Core Fund ($15,439,844)¹,²	None	None	None
Christopher E. Paul²	Sextant Core Fund ($15,439,844)¹,²	None	Five ($56,633,640)¹,²	None
Levi Stewart Zurbrugg²	Sextant Short-Term Bond Fund ($10,899,667)¹,²	None	None	None

¹ Assets managed with a performance fee
² As of March 31, 2020

* * * * * *

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

#   #   #